Putnam Multi-Asset Absolute Return Fund
The fund's portfolio
1/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (37.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$67,442	$77,418
5.00%, 5/20/49	175,872	198,686
4.00%, TBA, 2/1/51	5,000,000	5,343,750
3.50%, with due dates from 10/20/49 to 11/20/49	93,915	103,052

		5,722,906
U.S. Government Agency Mortgage Obligations (36.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43	406,684	451,954
3.00%, 3/1/43	331,507	355,397
Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38	894,512	1,030,280
5.00%, with due dates from 1/1/49 to 8/1/49	108,563	121,420
4.50%, 5/1/49	34,655	38,337
3.50%, 6/1/56	1,885,476	2,117,750
3.50%, 1/1/50(FWC)	467,556	495,786
3.50%, with due dates from 6/1/42 to 7/1/43	719,501	788,705
3.00%, with due dates from 2/1/43 to 2/1/43	803,328	861,102
Uniform Mortgage-Backed Securities
5.50%, TBA, 2/1/51	3,000,000	3,345,030
4.50%, TBA, 2/1/51	2,000,000	2,173,125
4.00%, TBA, 2/1/51	49,000,000	52,521,875
3.50%, TBA, 3/1/51	59,000,000	62,710,545
3.50%, TBA, 2/1/51	79,000,000	83,925,160
3.00%, TBA, 2/1/51	6,000,000	6,308,437
2.50%, TBA, 2/1/51	14,000,000	14,741,563
2.00%, TBA, 2/1/51	18,000,000	18,568,125
1.50%, TBA, 2/1/51	16,000,000	16,050,000

		266,604,591

Total U.S. government and agency mortgage obligations (cost $271,586,159)		$272,327,497

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 5/31/24(i)	$375,000	$398,423
0.50%, 6/30/27(i)	675,000	667,994
0.125%, 5/31/22(i)	420,000	420,214

Total U.S. treasury obligations (cost $1,486,631)		$1,486,631

COMMON STOCKS (13.2%)(a)
	Shares	Value
Basic materials (1.3%)
Anglo American Platinum, Ltd. (South Africa)	12,919	$1,281,765
Anhui Conch Cement Co., Ltd. Class H (China)	211,500	1,254,456
China Resources Cement Holdings, Ltd. (China)	484,000	535,360
DL E&C Co., Ltd. (South Korea)(NON)	4,935	491,893
Kumba Iron Ore, Ltd. (South Africa)	15,823	633,063
MMC Norilsk Nickel PJSC ADR (Russia)	47,387	1,517,721
Press Metal Aluminium Holdings Bhd (Malaysia)	66,500	131,417
Southern Copper Corp. (Peru)	29,372	1,950,595
Vale SA ADR (Brazil)	121,473	1,961,789

		9,758,059
Capital goods (0.4%)
DL Co., Ltd. (South Korea)	3,936	213,583
Frontken Corp Bhd (Malaysia)	111,700	128,491
Haitian International Holdings, Ltd. (China)	67,000	242,787
Hartalega Holdings Bhd (Malaysia)	158,800	504,438
Hyundai Mobis Co., Ltd. (South Korea)	2,439	687,033
Samsung Engineering Co., Ltd. (South Korea)(NON)	26,871	294,688
United Integrated Services Co., Ltd. (Taiwan)	38,000	324,769
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (China)	264,200	362,397

		2,758,186
Communication services (0.3%)
Advanced Info Service PCL (Thailand)	256,800	1,475,763
Far EasTone Telecommunications Co., Ltd. (Taiwan)	73,000	156,472
Hellenic Telecommunications Organization SA (Greece)	30,722	445,518
KT Corp. (South Korea)	7,992	170,815
PLDT, Inc. (Philippines)	9,255	252,451

		2,501,019
Consumer cyclicals (0.9%)
Clear Channel Outdoor Holdings, Inc.(NON)	62,644	124,662
Com7 PCL (Thailand)	281,700	407,067
Feng Tay Enterprise Co., Ltd. (Taiwan)	43,000	275,819
iHeartMedia, Inc. Class A(NON)	26,640	387,346
Kia Motors Corp. (South Korea)	12,581	921,794
Lite-On Technology Corp. (Taiwan)	240,000	471,157
NICE Information Service Co., Ltd. (South Korea)	7,293	138,205
Nien Made Enterprise Co., Ltd. (Taiwan)	50,000	661,152
President Chain Store Corp. (Taiwan)	36,000	342,723
Puregold Price Club, Inc. (Philippines)	80,400	60,456
Sinotruk Hong Kong, Ltd. (China)	187,000	582,819
Teco Electric and Machinery Co., Ltd. (Taiwan)	102,000	97,562
Tofas Turk Otomobil Fabrikasi AS (Turkey)	46,119	227,793
Top Glove Corp. Bhd (Malaysia)	453,700	748,244
Zhongsheng Group Holdings, Ltd. (China)	133,000	778,144

		6,224,943
Consumer staples (1.4%)
BIM Birlesik Magazalar AS (Turkey)	17,308	169,771
Charoen Pokphand Foods PCL (Thailand)	1,526,800	1,390,087
China Feihe, Ltd. (China)	255,000	763,872
China Yuhua Education Corp., Ltd. (China)	220,000	192,434
Dino Polska SA (Poland)(NON)	8,782	616,282
Hindustan Unilever, Ltd. (India)	35,923	1,112,890
Indofood Sukses Makmur Tbk PT (Indonesia)	441,100	190,355
JD.com, Inc. ADR (China)(NON)	29,859	2,648,195
Marfrig Global Foods SA (Brazil)(NON)	97,100	235,855
Meituan Dianping Class B (China)(NON)	8,800	401,385
Orion Corp. (Republic of Korea) (South Korea)	2,884	309,514
Sime Darby Bhd (Malaysia)	310,600	169,208
Want Want China Holdings, Ltd. (China)	553,000	398,151
Yum China Holdings, Inc. (China)	32,004	1,814,947

		10,412,946
Energy (0.3%)
CHC Group, LLC(NON)	13,995	245
China Shenhua Energy Co., Ltd. (China)	159,000	294,101
Dialog Group Bhd (Malaysia)	180,400	134,646
Ecopetrol SA ADR (Colombia)(S)	26,666	303,459
Lukoil PJSC ADR (Russia)	15,379	1,089,455
Petronas Gas Bhd (Malaysia)	34,800	138,084
PTT Exploration & Production PCL (Foreign depository shares) (Thailand)	39,400	136,248

		2,096,238
Financials (2.0%)
Banco BBVA Argentina SA ADR (Argentina)(NON)(S)	35,064	94,322
Banco Macro SA ADR (Argentina)(NON)(S)	25,040	333,533
Banco Santander (Brasil) S.A. (Units) (Brazil)	133,271	956,285
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	311,600	75,241
Bursa Malaysia Bhd (Malaysia)	149,600	346,739
Chailease Holding Co., Ltd. (Taiwan)	143,480	795,067
China Minsheng Banking Corp., Ltd. Class H (China)	1,476,000	843,198
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	39,087	154,153
Country Garden Services Holdings Co, Ltd. (China)	249,000	2,028,308
CTBC Financial Holding Co., Ltd. (Taiwan)	554,000	376,239
Fubon Financial Holding Co., Ltd. (Taiwan)	568,000	925,235
Grupo Financiero Galicia SA ADR (Argentina)(S)	80,959	603,954
Hana Financial Group, Inc. (South Korea)	53,946	1,582,133
Hong Leong Bank Bhd (Malaysia)	37,300	157,035
KB Financial Group, Inc. (South Korea)	44,067	1,594,027
KWG Living Group Holdings, Ltd. (China)(NON)	26,500	27,924
KWG Property Holdings, Ltd. (China)	45,500	60,622
Logan Group Co., Ltd. (China)	247,000	370,529
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	194,000	2,288,140
Qualitas Controladora SAB de CV (Mexico)	19,898	104,834
Ruentex Development Co., Ltd. (Taiwan)	62,000	85,850
Taishin Financial Holding Co., Ltd. (Taiwan)	611,000	272,944
Tisco Financial Group PCL (Thailand)	114,400	352,603

		14,428,915
Health care (0.4%)
Advanz Pharma Corp., Ltd. (Canada)(NON)	8,181	133,923
Celltrion, Inc. (South Korea)	321	93,033
China Biologic Products Holdings, Inc. (China)(NON)	505	59,514
Dr Reddy's Laboratories, Ltd. (India)	20,037	1,263,856
Hengan International Group Co., Ltd. (China)	28,000	200,599
Hypera SA (Brazil)	79,058	466,568
Seegene, Inc. (South Korea)	2,346	340,877

		2,558,370
Technology (6.1%)
Alibaba Group Holding, Ltd. (China)(NON)	228,624	7,297,071
Globalwafers Co., Ltd. (Taiwan)	56,000	1,233,969
Infosys, Ltd. (India)	144,677	2,446,239
LG Electronics, Inc. (South Korea)	19,764	2,688,301
NetEase, Inc. ADR (China)	17,836	2,050,962
Parade Technologies, Ltd. (Taiwan)	18,000	774,828
Pegatron Corp. (Taiwan)	111,000	311,185
Quanta Computer, Inc. (Taiwan)	259,000	744,833
Radiant Opto-Electronics Corp. (Taiwan)	152,000	622,571
Realtek Semiconductor Corp. (Taiwan)	73,000	1,179,486
Samsung Electronics Co., Ltd. (South Korea)	105,935	7,731,326
Synnex Technology International Corp. (Taiwan)	182,000	293,290
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	47,651	5,790,550
Tata Consultancy Services, Ltd. (India)	51,104	2,180,234
Tech Mahindra, Ltd. (India)	42,319	555,898
Tencent Holdings, Ltd. (China)	62,600	5,480,196
United Microelectronics Corp. (Taiwan)	1,203,000	2,144,897
Wipro, Ltd. (India)	181,920	1,036,791

		44,562,627
Transportation (—%)
MISC Bhd (Malaysia)	33,500	49,258

		49,258
Utilities and power (0.1%)
Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)	89,900	432,954
Electricity Generating PCL (Thailand)	15,500	92,441
Federal Grid Co. Unified Energy System PJSC (Russia)	37,593,979	107,331
Glow Energy PCL (Thailand)(F)	35,800	12
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	28,588

		661,326

Total common stocks (cost $61,410,637)		$96,011,887

COMMODITY LINKED NOTES (10.8%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.13%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$791,000	$817,545
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2022 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	11,630,000	11,066,227
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.06%, 2022 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	12,420,000	12,005,097
Citigroup Global Markets Holdings, Inc. 144A sr. notes, 2021 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	13,045,000	15,696,068
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.05%, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	4,910,000	5,034,120
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	32,850,000	33,855,437

Total commodity Linked Notes (cost $75,646,000)		$78,474,494

INVESTMENT COMPANIES (10.4%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund	192,600	$12,881,088
Consumer Discretionary Select Sector SPDR Fund(S)	79,900	12,944,599
Consumer Staples Select Sector SPDR Fund(S)	183,100	11,734,879
Health Care Select Sector SPDR Fund(S)	109,000	12,538,270
Materials Select Sector SPDR Fund(S)	172,400	12,178,336
Technology Select Sector SPDR Fund(S)	102,400	13,202,432

Total investment companies (cost $63,526,050)		$75,479,604

MORTGAGE-BACKED SECURITIES (9.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (6.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.622%, 6/15/34	$96,952	$118,281
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.374%, 10/15/40	1,512,559	322,002
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.924%, 8/15/38	1,122,554	19,952
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.874%, 5/15/41	1,107,568	1,210,694
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	827,479	105,268
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	2,157,634	196,595
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	2,429,762	279,146
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	1,790,256	71,275
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,772,517	229,334
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	823,167	48,940
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	80,911	35
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	508,305	68,287
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	687,516	13,069
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	473,980	4,147
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	2,100,773	217,946
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	1,092,439	18,195
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	1,775,722	175,907
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,253,636	256,094
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,648,223	264,996
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,264,776	79,206
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,411,271	140,511
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.428%, 11/15/28(WAC)	118,304	1,633
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.286%, 10/25/43(WAC)	500,453	5,005
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	790,507	5,929
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	8,956	8,508
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	7,523	7,072
Strips Ser. 315, PO, zero %, 9/15/43	1,446,912	1,322,807
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.85%, 5/25/35	41,870	63,005
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	38,594	56,347
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.64%, 5/25/40	468,505	571,576
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,879,058	615,576
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 2/25/47	6,925,631	1,477,168
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.62%, 10/25/47	7,852,161	1,473,592
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,551,604	505,898
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	3,975,115	770,179
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	21,174	3,317
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	773,778	98,650
REMICs Ser. 12-104, Class QI, IO, 4.50%, 5/25/42	1,043,487	132,513
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	2,282,155	228,215
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	977,817	108,782
REMICs Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	2,326,706	215,248
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,852,851	385,626
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,669,393	113,480
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	882,293	35,124
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	516,408	40,354
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	818,324	46,523
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	1,112,781	110,793
REMICs Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	319,009	1,628
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,800,587	192,775
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,630,489	167,202
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	1,460,542	70,976
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,293,058	59,690
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,278,569	29,473
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	1,629,190	44,164
REMICs Trust Ser. 98-W5, Class X, IO, 0.746%, 7/25/28(WAC)	236,759	6,819
REMICs Trust Ser. 98-W2, Class X, IO, 0.14%, 6/25/28(WAC)	791,844	25,735
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	5,680	5,287
Government National Mortgage Association
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.119%, 7/20/48	3,529,208	564,006
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.019%, 9/20/43	458,670	94,385
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.971%, 7/16/43	552,940	97,262
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/50	268,518	32,007
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 8/20/49	179,954	25,562
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 6/20/49	253,063	31,016
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/41	1,009,107	172,517
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.869%, 11/20/39	844,020	31,119
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	641,097	140,149
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	3,205,716	553,916
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,641,835	300,998
Ser. 14-76, IO, 5.00%, 5/20/44	1,870,761	316,548
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	1,521,044	234,232
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,664,825	731,843
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	652,179	115,762
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	8,968	784
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	452,532	82,809
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	708,904	129,848
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,328,823	441,754
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,796,849	334,591
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	611,430	97,372
Ser. 16-49, IO, 4.50%, 11/16/45	1,850,262	319,555
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	3,211,495	541,668
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,232,702	197,750
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,458,742	279,787
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	334,141	27,202
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,059,957	94,437
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	527,941	86,967
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	849,992	131,029
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	618,612	95,143
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	342,570	63,228
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	1,828,600	216,781
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	600,155	45,174
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,296,575	593,384
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,107,651	264,675
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	549,687	42,997
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	801,739	90,061
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	345,175	48,324
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,122,971	159,086
Ser. 14-104, IO, 4.00%, 3/20/42	3,263,263	395,214
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,025,647	90,705
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,702,969	157,772
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	1,707,430	31,633
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,383,523	105,009
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	1,109,947	105,445
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	471,249	10,972
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,182,550	78,367
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	926,387	89,313
Ser. 12-145, IO, 3.50%, 12/20/42	1,187,973	202,593
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	270,881	25,417
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	539,579	36,012
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	752,501	43,269
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	873,316	22,996
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	1,187,910	65,941
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	1,109,249	39,564
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	2,802,896	138,193
Ser. 183, Class AI, IO, 3.50%, 10/20/39	1,150,510	33,241
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,836,523	147,393
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	691,028	5,487
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,600,572	46,096
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	3,104,407	70,526
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	41,231	25
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,337,595	60,192
Ser. 15-H09, Class AI, IO, 2.841%, 4/20/65(WAC)	9,207,818	675,762
Ser. 16-H04, Class KI, IO, 2.758%, 2/20/66(WAC)	9,081,759	542,562
FRB Ser. 16-H16, Class DI, IO, 2.645%, 6/20/66(WAC)	4,663,507	413,215
Ser. 15-H22, Class GI, IO, 2.598%, 9/20/65(WAC)	7,509,721	765,241
Ser. 16-H03, Class AI, IO, 2.466%, 1/20/66(WAC)	9,940,225	729,066
FRB Ser. 15-H16, Class XI, IO, 2.462%, 7/20/65(WAC)	8,501,221	776,161
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65(WAC)	4,952,038	305,046
Ser. 16-H23, Class NI, IO, 2.368%, 10/20/66(WAC)	7,414,874	671,046
Ser. 16-H07, Class HI, IO, 2.35%, 2/20/66(WAC)	6,401,908	537,325
Ser. 17-H11, Class NI, IO, 2.326%, 5/20/67(WAC)	11,855,460	1,130,003
Ser. 15-H20, Class CI, IO, 2.196%, 8/20/65(WAC)	13,759,257	1,332,584
Ser. 16-H11, Class HI, IO, 2.104%, 1/20/66(WAC)	4,743,897	316,295
Ser. 15-H24, Class HI, IO, 2.041%, 9/20/65(WAC)	15,818,412	809,839
Ser. 15-H15, Class JI, IO, 1.969%, 6/20/65(WAC)	9,851,031	842,263
Ser. 15-H25, Class BI, IO, 1.941%, 10/20/65(WAC)	12,591,505	1,074,055
Ser. 15-H19, Class NI, IO, 1.924%, 7/20/65(WAC)	13,000,153	1,020,512
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65(WAC)	5,394,427	457,296
Ser. 15-H25, Class EI, IO, 1.869%, 10/20/65(WAC)	8,918,974	687,653
Ser. 15-H18, Class IA, IO, 1.844%, 6/20/65(WAC)	5,496,824	308,372
Ser. 16-H02, Class BI, IO, 1.817%, 11/20/65(WAC)	12,716,086	1,121,012
Ser. 15-H10, Class CI, IO, 1.815%, 4/20/65(WAC)	13,932,837	1,134,300
Ser. 15-H26, Class GI, IO, 1.812%, 10/20/65(WAC)	8,758,674	640,259
Ser. 15-H26, Class EI, IO, 1.725%, 10/20/65(WAC)	9,362,894	641,358
Ser. 17-H14, Class DI, IO, 1.719%, 6/20/67(WAC)	9,117,505	579,809
Ser. 15-H09, Class BI, IO, 1.70%, 3/20/65(WAC)	12,824,818	872,408
Ser. 14-H21, Class AI, IO, 1.637%, 10/20/64(WAC)	10,386,025	782,203
Ser. 15-H10, Class EI, IO, 1.628%, 4/20/65(WAC)	9,559,896	400,627
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	12,480,242	849,904
Ser. 15-H24, Class BI, IO, 1.62%, 8/20/65(WAC)	13,860,006	490,173
Ser. 15-H14, Class BI, IO, 1.572%, 5/20/65(WAC)	14,233,051	547,659
Ser. 11-H15, Class AI, IO, 1.546%, 6/20/61(WAC)	3,310,738	158,704
Ser. 17-H02, Class BI, IO, 1.487%, 1/20/67(WAC)	5,807,671	562,583
Ser. 16-H08, Class GI, IO, 1.439%, 4/20/66(WAC)	12,285,439	594,026
Ser. 11-H08, Class GI, IO, 1.27%, 3/20/61(WAC)	5,473,492	223,318
Ser. 15-H26, Class CI, IO, 0.529%, 8/20/65(WAC)	15,499,002	204,587
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	75,072	285

		45,871,163
Commercial mortgage-backed securities (1.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	123,983	6
Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.786%, 2/10/51 (In default)(NON)(WAC)	1,107,980	99,718
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class C, 5.665%, 11/10/42(WAC)	721,000	194,670
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	884,000	693,940
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	806,000	620,620
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	489,000	545,904
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	491,242	353,695
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	315,000	290,577
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	725,000	201,982
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	681,040
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.858%, 5/15/38(WAC)	90,574	690
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.531%, 9/10/47(WAC)	1,168,000	443,840
FRB Ser. 06-GG8, Class X, IO, 1.114%, 11/10/39(WAC)	7,977,271	80
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47(WAC)	2,751,000	1,523,947
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	1,491,000	872,931
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 07-LDPX, Class X, IO, 0.102%, 1/15/49(WAC)	38,876	—
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.142%, 5/15/45(WAC)	766,000	278,502
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	370,000	233,270
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	1,166,000	297,299
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.171%, 2/15/40(WAC)	87,283	15
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.724%, 12/12/49(WAC)	675,865	1,888
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class E, 4.352%, 8/15/46(WAC)	1,350,000	67,500
FRB Ser. 13-C11, Class F, 4.352%, 8/15/46(WAC)	1,720,000	567,600
FRB Ser. 13-C10, Class D, 4.081%, 7/15/46(WAC)	2,538,000	1,159,349
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	526,076	120,997
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,865,057	1,836,801
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.244%, 7/15/49(WAC)	795,000	413,041
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	853,000	191,750
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.415%, 11/15/48(WAC)	912,284	27
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.16%, 10/15/44(WAC)	454,842	418,454
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.274%, 7/15/46(WAC)	1,041,000	416,400
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	87,000	56,896
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,355,000	379,400
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	367,000	208,927
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46(WAC)	673,004	309,813
FRB Ser. 12-C10, Class E, 4.427%, 12/15/45(WAC)	697,000	137,569

		13,619,138
Residential mortgage-backed securities (non-agency) (1.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.32%, 5/25/47	381,630	209,713
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.48%, 3/25/37	703,900	643,410
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.75%, 4/25/35	255,181	219,708
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.13%, 7/25/28	1,226,591	1,386,846
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.13%, 10/25/48	161,000	180,828
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.63%, 3/25/49	63,000	66,015
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.28%, 7/25/49	92,000	95,697
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.88%, 7/25/50	95,000	101,900
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	458,000	472,380
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.83%, 12/25/30	82,000	84,157
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.78%, 1/25/49	101,970	102,729
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.58%, 3/25/49	11,147	11,196
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.38%, 9/25/28	2,216,272	2,684,950
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.83%, 4/25/28	886,675	941,565
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.68%, 4/25/28	61,638	64,706
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 7/25/25	75,498	76,958
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.98%, 10/25/29	265,000	285,633
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.68%, 2/25/25	37,463	37,803
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.58%, 2/25/30	451,000	470,168
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	40,193	40,786
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	67,292	68,069
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.73%, 1/25/30	346,000	357,887
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.93%, 2/25/30	80,466	81,406
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	94,654	96,537
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 0.37%, 5/25/47	171,981	130,319
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR + 1.01%), 1.135%, 11/25/34	169,958	160,279
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1, Class A1, 3.819%, 5/27/60	238,716	239,071
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.56%, 5/25/46	176,110	156,738
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.29%, 1/25/37	202,528	191,812
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.98%, 5/25/47	147,845	117,687
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.31%, 1/25/37	777,858	680,296
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR14, Class 1A2, 2.899%, 12/25/35(WAC)	484,654	475,923

		10,933,172

Total mortgage-backed securities (cost $84,355,896)		$70,423,473

WARRANTS (1.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. (China)	12/30/21	$0.00	749,100	$943,893
Foshan Haitian Flavouring & Food Co., Ltd. 144A (China)	4/12/21	0.00	22,400	686,978
Hundsun Technologies, Inc. 144A (China)	7/29/21	0.00	58,700	886,930
Jiangsu Hengli Hydraulic Co., Ltd. 144A Class A (China)	3/23/22	0.00	41,300	752,774
Kweichow Moutai Co., Ltd. 144A (China)	10/1/21	0.00	6,500	2,139,754
Luenmei Quantum Co., Ltd. 144A Class A (China)	12/2/21	0.00	112,600	169,906
Poly Developments and Holdings Group Co., Ltd. 144A (China)	7/29/21	0.00	580,800	1,247,723
RiseSun Real Estate Development Co., Ltd. 144A Class A (China)	11/2/21	0.00	642,100	627,278
Sany Heavy Industry Co., Ltd. 144A Class A (China)	1/17/22	0.00	392,300	2,469,119
Seazen Holdings Co., Ltd. 144A (China)	5/6/21	0.00	57,300	376,599
Shandong Buchang Pharmaceuticals Co., Ltd. 144A Class A (China)	12/2/21	0.00	113,177	390,849
Shanghai Pudong Development Bank Co., Ltd. (China)	11/10/21	0.00	75,600	117,133
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. (China)	12/10/21	0.00	29,100	2,029,770
Stearns Holdings, LLC Class B(F)	11/5/39	0.01	70,872	120,482
Suofeiya Home Collection Co., Ltd. 144A Class A (China)	6/14/21	0.00	179,700	886,425

Total warrants (cost $11,411,609)				$13,845,613

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.3%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 2/1/29 (Argentina)		$542,411	$347,143
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		275,000	100,612
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		255,000	93,498
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		735,000	269,586
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		208,000	236,080
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		183,000	215,940
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		303,000	349,586
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		200,000	224,999
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		510,000	544,425
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		270,000	290,606
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		340,000	354,025
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		1,005,000	1,146,943
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	348,380
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,310,000	1,441,000
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	190,000	245,218
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		$280,000	321,647
Mongolia International Bond sr. unsec. unsub. notes Ser. REGS, 5.125%, 12/5/22 (Mongolia)		320,000	330,402
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,260,000	1,381,275
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		247,000	262,123
Turkey (Republic of) unsec. notes 10.60%, 2/11/26 (Turkey)	TRY	1,644,000	205,804
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		$383,000	380,909
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		815,000	77,425

Total foreign government and agency bonds and notes (cost $9,366,677)			$9,167,626

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$1,011,000	$1,014,539
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.03%, 10/25/53	455,000	455,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 11/25/53	274,000	274,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 6/25/52	1,450,000	1,449,094
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	789,920
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	512,000	514,494
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.477%, 7/15/21	769,000	770,658
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	512,000	512,000
Station Place Securitization Trust 144A
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.63%, 10/10/21	549,000	549,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.50%, 12/10/21	545,000	545,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.28%, 6/25/51	478,000	478,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.955%, 3/26/21	1,228,000	1,228,000

Total asset-backed securities (cost $8,566,000)		$8,579,705

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	$220,000	$220,328
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	602,000	752,199
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	60,000	68,625
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	127,000	148,590
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	1,809,000	63,315
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	242,000	228,806
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	130,000	123,354
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	35,000	35,976
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)	400,000	427,000

Total corporate bonds and notes (cost $2,530,098)		$2,068,193

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.615)/3 month USD-LIBOR-BBA/Apr-26 (United Kingdom)	Apr-21/0.615	$25,774,700	$68,561

Total purchased swap options outstanding (cost $105,676)			$68,561

SHORT-TERM INVESTMENTS (62.3%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.200%, 8/2/21		$4,000,000	$3,992,148
Alpine Securitization, LLC asset backed commercial paper 0.210%, 3/9/21		4,250,000	4,249,098
Atlantic Asset Securitization, LLC asset backed commercial paper 0.180%, 5/19/21		4,000,000	3,997,593
Australia & New Zealand Banking Group, Ltd. commercial paper 0.210%, 3/17/21		4,000,000	3,999,425
Barclays Bank PLC CCP asset backed commercial paper 0.160%, 2/12/21		4,000,000	3,999,786
Bedford Row Funding Corp. asset backed commercial paper 0.220%, 3/30/21		4,000,000	3,998,935
BPCE SA commercial paper 0.230%, 3/19/21		4,250,000	4,249,289
Chariot Funding, LLC asset backed commercial paper 0.210%, 2/16/21		4,000,000	3,999,693
CHARTA, LLC asset backed commercial paper 0.170%, 4/19/21		4,000,000	3,998,551
Commonwealth Bank of Australia commercial paper 0.200%, 2/11/21		4,250,000	4,249,848
DNB Bank ASA commercial paper 0.165%, 6/24/21		4,000,000	3,997,567
Fairway Finance Co., LLC asset backed commercial paper 0.200%, 2/8/21		4,000,000	3,999,848
Federal Home Loan Banks discount notes commercial paper 0.088%, 2/24/21		5,000,000	4,999,872
Federal Home Loan Banks discount notes commercial paper 0.090%, 6/18/21		4,000,000	3,998,782
FMS Wertmanagement commercial paper 0.220%, 3/26/21		4,000,000	3,999,241
Interest in $377,326,000 joint tri-party repurchase agreement dated 1/29/2021 with Citigroup Global Markets, Inc. due 2/1/2021 - maturity value of $29,295,146 for an effective yield of 0.060% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 5.000% and due dates ranging from 6/1/2050 to 9/1/2050, valued at $384,890,117)		29,295,000	29,295,000
Liberty Street Funding, LLC asset backed commercial paper 0.180%, 2/5/21		4,000,000	3,999,900
Lloyds Bank PLC commercial paper 0.250%, 3/29/21		4,000,000	3,998,957
Matchpoint Finance PLC asset backed commercial paper 0.210%, 3/2/21		4,250,000	4,249,391
Mitsubishi UFJ Trust & Banking Corp. commercial paper 0.120%, 2/9/21		4,000,000	3,999,872
Nationwide Building Society commercial paper 0.170%, 3/4/21		4,000,000	3,999,468
NRW.Bank commercial paper 0.140%, 4/26/21		4,000,000	3,998,464
Old Line Funding, LLC asset backed commercial paper 0.250%, 3/29/21		5,000,000	4,998,690
Putnam Cash Collateral Pool, LLC 0.15%(AFF)	Shares	51,484,885	51,484,885
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	178,522,475	178,522,475
Skandinaviska Enskilda Banken AB commercial paper 0.200%, 2/18/21		$5,000,000	4,999,722
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,545,000	1,545,000
Sumitomo Mitsui Trust BankLtd./Singapore commercial paper 0.200%, 2/3/21		$5,000,000	4,999,937
Swedbank AB commercial paper 0.150%, 3/8/21		4,000,000	3,999,641
Total Capital Canada, Ltd. commercial paper 0.180%, 4/6/21		4,000,000	3,998,943
U.S. Treasury Bills 0.085%, 2/16/21(SEG)(SEGSF)(SEGCCS)		15,700,000	15,699,689
U.S. Treasury Bills 0.078%, 5/13/21(SEGSF)(SEGCCS)		5,500,000	5,498,843
U.S. Treasury Bills 0.085%, 3/4/21(SEG)(SEGSF)(SEGCCS)		9,100,000	9,099,570
U.S. Treasury Bills 0.078%, 3/25/21(SEG)(SEGSF)(SEGCCS)		9,500,000	9,499,176
U.S. Treasury Bills 0.089%, 2/23/21(SEG)(SEGSF)(SEGCCS)		17,900,000	17,899,507
U.S. Treasury Bills 0.079%, 3/18/21(SEGSF)		1,800,000	1,799,860
U.S. Treasury Cash Management Bills 0.088%, 5/11/21(SEG)(SEGSF)(SEGCCS)		5,000,000	4,999,313
U.S. Treasury Cash Management Bills 0.079%, 5/25/21(SEG)(SEGSF)(SEGCCS)		10,800,000	10,797,626
UBS AG/London commercial paper 0.150%, 3/15/21		4,000,000	3,999,151
Westpac Banking Corp./New York, NY commercial paper 0.180%, 3/3/21		4,000,000	3,999,516

Total short-term investments (cost $453,110,242)			$453,112,272
TOTAL INVESTMENTS

Total investments (cost $1,043,101,675)			$1,081,045,556

	FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $509,293,695) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$227,235	$231,456	$4,221
		Canadian Dollar	Sell	4/21/21	2,783,555	2,807,744	24,189
		Chinese Yuan (Offshore)	Buy	2/18/21	1,212,464	1,207,665	4,799
		Chinese Yuan (Offshore)	Sell	2/18/21	1,212,464	1,173,177	(39,287)
		Euro	Buy	3/17/21	10,705,112	10,737,070	(31,958)
		Hong Kong Dollar	Sell	2/17/21	3,024,862	3,024,750	(112)
		Japanese Yen	Buy	2/17/21	642,816	685,565	(42,749)
		New Zealand Dollar	Sell	4/21/21	856,865	865,468	8,603
		Swedish Krona	Buy	3/17/21	4,124,292	4,118,469	5,823
	Barclays Bank PLC
		British Pound	Buy	3/17/21	2,182,060	2,151,421	30,639
		Canadian Dollar	Sell	4/21/21	1,615,665	1,630,064	14,399
		Euro	Sell	3/17/21	7,918,812	7,939,508	20,696
		Japanese Yen	Buy	2/17/21	3,857,029	3,865,222	(8,193)
		New Zealand Dollar	Buy	4/21/21	383,951	387,832	(3,881)
		Swedish Krona	Sell	3/17/21	2,816,918	2,810,421	(6,497)
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	1,836,153	1,870,264	34,111
		British Pound	Sell	3/17/21	2,919,373	2,885,151	(34,222)
		Canadian Dollar	Buy	4/21/21	3,034,543	3,061,590	(27,047)
		Euro	Sell	3/17/21	4,963,910	4,973,042	9,132
		Hong Kong Dollar	Buy	2/17/21	617,305	617,320	(15)
		Japanese Yen	Sell	2/17/21	1,358,932	1,369,300	10,368
		New Zealand Dollar	Sell	4/21/21	1,705,681	1,750,669	44,988
		Swedish Krona	Sell	3/17/21	1,321,945	1,318,727	(3,218)
		Swiss Franc	Sell	3/17/21	36,869	37,054	185
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	2,240,542	2,282,254	(41,712)
		British Pound	Sell	3/17/21	3,699,032	3,649,383	(49,649)
		Canadian Dollar	Sell	4/21/21	881,314	889,085	7,771
		Euro	Sell	3/17/21	669,427	682,840	13,413
		New Zealand Dollar	Buy	4/21/21	769,986	777,850	(7,864)
		Swiss Franc	Sell	3/17/21	2,196,851	2,202,419	5,568
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	10,744,418	10,945,542	(201,124)
		British Pound	Buy	3/17/21	997,153	964,427	32,726
		Canadian Dollar	Buy	4/21/21	7,409,751	7,465,084	(55,333)
		Chinese Yuan (Offshore)	Buy	2/18/21	6,809,676	6,654,863	154,813
		Chinese Yuan (Offshore)	Sell	2/18/21	6,809,676	6,781,142	(28,534)
		Euro	Sell	3/17/21	1,288,928	1,292,155	3,227
		Hong Kong Dollar	Buy	2/17/21	655,973	656,034	(61)
		Japanese Yen	Sell	2/17/21	3,236,146	3,246,229	10,083
		New Taiwan Dollar	Buy	2/17/21	2,837,809	2,837,008	801
		New Taiwan Dollar	Sell	2/17/21	2,837,809	2,800,806	(37,003)
		New Zealand Dollar	Sell	4/21/21	11,848,869	11,967,169	118,300
		Norwegian Krone	Buy	3/17/21	6,224,574	6,215,149	9,425
		Swedish Krona	Buy	3/17/21	2,047,725	1,937,150	110,575
		Swiss Franc	Sell	3/17/21	5,605,544	5,623,086	17,542
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	1,256,750	1,280,064	(23,314)
		British Pound	Buy	3/17/21	2,078,179	2,028,913	49,266
		Canadian Dollar	Buy	4/21/21	97,142	97,981	(839)
		Chinese Yuan (Offshore)	Buy	2/18/21	5,706,583	5,683,894	22,689
		Chinese Yuan (Offshore)	Sell	2/18/21	5,706,583	5,546,567	(160,016)
		Euro	Buy	3/17/21	8,068,707	8,090,588	(21,881)
		Hong Kong Dollar	Sell	2/17/21	2,224,691	2,224,229	(462)
		Indian Rupee	Buy	2/17/21	2,252,348	2,209,672	42,676
		Indian Rupee	Sell	2/17/21	2,252,348	2,185,306	(67,042)
		Japanese Yen	Buy	2/17/21	4,376,884	4,380,890	(4,006)
		New Zealand Dollar	Sell	4/21/21	1,508,497	1,523,620	15,123
		Norwegian Krone	Buy	3/17/21	984,886	969,693	15,193
		South Korean Won	Buy	2/17/21	2,477,990	2,391,249	86,741
		South Korean Won	Sell	2/17/21	2,477,990	2,501,627	23,637
		Swedish Krona	Sell	3/17/21	615,117	613,735	(1,382)
		Swiss Franc	Sell	3/17/21	3,655,648	3,655,687	39
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	5,274,498	5,356,211	(81,713)
		British Pound	Buy	3/17/21	1,301,123	1,289,335	11,788
		Canadian Dollar	Sell	4/21/21	7,948,645	8,013,229	64,584
		Chinese Yuan (Offshore)	Buy	2/18/21	1,206,407	1,159,488	46,919
		Chinese Yuan (Offshore)	Sell	2/18/21	1,206,407	1,154,791	(51,616)
		Euro	Sell	3/17/21	13,142,426	13,169,477	27,051
		Indian Rupee	Buy	2/17/21	2,252,348	2,208,782	43,566
		Indian Rupee	Sell	2/17/21	2,252,348	2,187,041	(65,307)
		Japanese Yen	Sell	2/17/21	443,813	441,449	(2,364)
		New Taiwan Dollar	Buy	2/17/21	2,454,712	2,455,012	(300)
		New Taiwan Dollar	Sell	2/17/21	2,454,712	2,438,138	(16,574)
		New Zealand Dollar	Sell	4/21/21	4,125,083	4,167,307	42,224
		Norwegian Krone	Buy	3/17/21	5,194,685	5,222,726	(28,041)
		South Korean Won	Buy	2/17/21	2,837,058	2,746,444	90,614
		South Korean Won	Sell	2/17/21	2,837,058	2,859,498	22,440
		Swedish Krona	Sell	3/17/21	809,038	812,958	3,920
		Swiss Franc	Buy	3/17/21	2,620,282	2,639,965	(19,683)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	8,043,365	8,196,544	(153,179)
		British Pound	Buy	3/17/21	5,421,574	5,308,812	112,762
		Canadian Dollar	Buy	4/21/21	4,769,249	4,805,912	(36,663)
		Euro	Buy	3/17/21	2,415,328	2,415,481	(153)
		Japanese Yen	Buy	2/17/21	7,695,992	7,731,971	(35,979)
		New Zealand Dollar	Buy	4/21/21	7,217,098	7,277,776	(60,678)
		Norwegian Krone	Sell	3/17/21	756,669	766,926	10,257
		Swedish Krona	Buy	3/17/21	5,276,752	5,231,730	45,022
		Swiss Franc	Sell	3/17/21	2,799,344	2,818,202	18,858
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	9,081,673	9,263,729	(182,056)
		British Pound	Buy	3/17/21	4,671,928	4,580,486	91,442
		Canadian Dollar	Sell	4/21/21	1,650,783	1,644,370	(6,413)
		Euro	Buy	3/17/21	3,464,959	3,478,203	(13,244)
		Japanese Yen	Buy	2/17/21	2,320,737	2,305,476	15,261
		New Zealand Dollar	Sell	4/21/21	10,125,079	10,230,535	105,456
		Norwegian Krone	Sell	3/17/21	1,377,299	1,338,681	(38,618)
		Swedish Krona	Sell	3/17/21	1,948,855	1,942,608	(6,247)
		Swiss Franc	Sell	3/17/21	1,443,060	1,450,130	7,070
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/21/21	2,559,374	2,606,774	(47,400)
		Australian Dollar	Sell	4/21/21	2,570,920	2,586,156	15,236
		British Pound	Sell	3/17/21	14,221,902	14,128,604	(93,298)
		Canadian Dollar	Sell	4/21/21	14,882,151	14,952,658	70,507
		Euro	Sell	3/17/21	12,842,514	12,870,926	28,412
		Hong Kong Dollar	Sell	2/17/21	10,475,787	10,475,404	(383)
		Japanese Yen	Sell	2/17/21	16,544,340	16,693,585	149,245
		New Zealand Dollar	Sell	4/21/21	684,615	652,645	(31,970)
		Norwegian Krone	Sell	3/17/21	654,264	645,573	(8,691)
		Swedish Krona	Buy	3/17/21	3,283,539	3,297,190	(13,651)
		Swiss Franc	Sell	3/17/21	3,531,777	3,553,063	21,286
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	2,303,850	2,346,951	(43,101)
		British Pound	Sell	3/17/21	299,173	294,199	(4,974)
		Canadian Dollar	Sell	4/21/21	3,719,541	3,751,479	31,938
		Euro	Sell	3/17/21	10,133,348	10,147,671	14,323
		Hong Kong Dollar	Sell	2/17/21	1,512,444	1,512,472	28
		Japanese Yen	Buy	2/17/21	5,583,317	5,601,430	(18,113)
		New Zealand Dollar	Sell	4/21/21	582,430	588,310	5,880
		Norwegian Krone	Buy	3/17/21	4,007,639	3,967,935	39,704
		Swedish Krona	Sell	3/17/21	624,037	622,589	(1,448)
		Swiss Franc	Sell	3/17/21	3,145,215	3,153,379	8,164
	UBS AG
		Australian Dollar	Buy	3/15/21	3,290,640	3,084,496	206,144
		Australian Dollar	Sell	3/15/21	3,290,640	3,106,426	(184,214)
		Australian Dollar	Sell	4/21/21	3,412,958	3,475,952	62,994
		British Pound	Sell	3/17/21	2,988,718	2,939,413	(49,305)
		Canadian Dollar	Buy	4/21/21	1,937,046	1,962,452	(25,406)
		Euro	Buy	3/17/21	12,325,534	12,368,859	(43,325)
		Hong Kong Dollar	Sell	2/17/21	1,638,121	1,638,124	3
		Japanese Yen	Buy	2/17/21	9,646,093	9,673,088	(26,995)
		New Zealand Dollar	Sell	4/21/21	9,392,173	9,478,952	86,779
		Norwegian Krone	Buy	3/17/21	5,230,408	5,264,647	(34,239)
		Swedish Krona	Buy	3/17/21	751,175	682,526	68,649
		Swiss Franc	Buy	3/17/21	1,297,383	1,307,576	(10,193)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	2,709,080	2,748,881	(39,801)
		British Pound	Sell	3/17/21	2,119,019	2,135,793	16,774
		Canadian Dollar	Buy	4/21/21	823,515	834,790	(11,275)
		Chinese Yuan (Offshore)	Buy	2/18/21	1,206,391	1,159,402	46,989
		Chinese Yuan (Offshore)	Sell	2/18/21	1,206,391	1,154,684	(51,707)
		Euro	Sell	3/17/21	1,316,381	1,328,470	12,089
		Japanese Yen	Sell	2/17/21	920,748	922,707	1,959
		New Zealand Dollar	Sell	4/21/21	3,658,564	3,695,702	37,138

	Unrealized appreciation						2,635,236

	Unrealized (depreciation)						(2,435,718)

	Total						$199,518
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	81	$8,602,382	$8,567,775	Mar-21	$(83,908)
S&P 500 Index E-Mini (Long)	766	142,255,392	141,909,160	Mar-21	(2,712,076)
U.S. Treasury Note 2 yr (Short)	1,387	306,494,491	306,494,491	Mar-21	(295,692)
U.S. Treasury Note 10 yr (Long)	4,234	580,190,313	580,190,313	Mar-21	(3,770,611)
U.S. Treasury Note Ultra 10 yr (Long)	595	91,527,734	91,527,734	Mar-21	(840,683)

Unrealized appreciation					—

Unrealized (depreciation)					(7,702,970)

Total					$(7,702,970)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/21 (premiums $105,104) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Barclays Bank PLC
(0.615)/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.615	$25,774,700	$106,965

Total			$106,965

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$479,600	$(62,468)	$22,316
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	359,700	(8,138)	1,360
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	479,600	(62,468)	(26,963)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	359,700	(169,122)	(105,676)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	10,764
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	166,600	(21,033)	(13,211)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	126,602
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	833,400	(116,363)	(110,860)

Unrealized appreciation				161,042

Unrealized (depreciation)				(256,710)

Total				$(95,668)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/21 (proceeds receivable $114,323,164) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 2/1/51	$59,000,000	2/11/21	$62,678,284
Uniform Mortgage-Backed Securities, 2.00%, 2/1/51	19,000,000	2/11/21	19,599,688
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	16,000,000	3/11/21	16,028,125
Uniform Mortgage-Backed Securities, 1.50%, 2/1/51	16,000,000	2/11/21	16,050,000

Total			$114,356,097

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$391,400	$39,937		$(6)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(41,087)
		470,500	17,651	(E)	(5)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	17,646
		39,300	5,898	(E)	(1)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,900)
		835,100	90,257	(E)	(28)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(90,285)
		70,500	7,236	(E)	(2)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,234
		25,774,700	148,617		(91,938)	1/15/26	0.418% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	54,827
		146,000	16,522		381	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	(15,659)
		93,370,000	113,445	(E)	(88,290)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	25,154
		9,458,000	54,998	(E)	(15,181)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,817
		15,528,000	379,520	(E)	(117,296)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	262,225
		2,998,000	279,420	(E)	144,648	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	(134,772)
		21,238,000	458,911	(E)	(3,919)	3/17/31	0.700% — Annually	Secured Overnight Financing Rate — Annually	454,992
		1,266,000	23,772		(17)	1/6/31	3 month USD-LIBOR-BBA — Quarterly	0.9305% — Semiannually	(23,187)
		1,098,000	45		(4)	1/7/23	3 month USD-LIBOR-BBA — Quarterly	0.188% — Semiannually	(2)
		2,400,000	43,978		(32)	1/7/31	3 month USD-LIBOR-BBA — Quarterly	0.9355% — Semiannually	(42,907)
		999,000	376		(4)	1/8/23	3 month USD-LIBOR-BBA — Quarterly	0.205% — Semiannually	347
		2,480,000	23,473		(33)	1/8/31	3 month USD-LIBOR-BBA — Quarterly	1.0275% — Semiannually	(22,265)
		1,791,000	11,695		(24)	1/11/31	1.059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,853
		861,000	492		(3)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	479
		2,611,000	14,274		(35)	1/11/31	3 month USD-LIBOR-BBA — Quarterly	1.070% — Semiannually	(13,099)
		1,608,000	917		(6)	1/13/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	892
		1,905,000	1,642		(25)	1/13/31	3 month USD-LIBOR-BBA — Quarterly	1.1355% — Semiannually	2,473
		2,638,000	12,211		(35)	1/14/31	1.1749% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,402)
		1,541,000	1,248		(6)	1/14/23	3 month USD-LIBOR-BBA — Quarterly	0.228% — Semiannually	1,228
		2,002,000	8,901		(27)	1/14/31	3 month USD-LIBOR-BBA — Quarterly	1.173% — Semiannually	9,749
		25,774,700	38,275	(E)	(243)	4/15/26	3 month USD-LIBOR-BBA — Quarterly	0.615% — Semiannually	38,032
		2,294,000	1,615		(9)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2235% — Semiannually	1,573
		3,062,000	2,633		(41)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.185% — Semiannually	(1,501)
		1,912,000	1,233		(7)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2205% — Semiannually	1,196
		2,552,000	6,980		(34)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.0991% — Semiannually	(6,058)
	AUD	4,346,000	87,071	(E)	27,227	3/17/31	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	(59,844)
	CAD	6,424,000	97,228	(E)	76,465	3/17/31	3 month CAD-BA-CDOR — Semiannually	1.20% — Semiannually	(20,763)
	CHF	4,220,000	57,277	(E)	(40,221)	3/17/31	—	0.33% plus 6 month CHF-LIBOR-BBA — Semiannually	17,056
	EUR	11,152,000	172,985	(E)	(150,979)	3/17/31	—	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	22,005
	GBP	3,864,000	91,903	(E)	5,908	3/17/31	Sterling Overnight Index Average — Annually	0.12% — Annually	(85,995)
	NOK	25,248,000	54,428	(E)	(1,534)	3/17/31	6 month NOK-NIBOR-NIBR — Semiannually	1.20% — Annually	(55,962)
	NZD	2,954,000	62,772	(E)	2,796	3/17/31	3 month NZD-BBR-FRA — Quarterly	0.90% — Semiannually	(59,975)
	SEK	63,315,000	115,275	(E)	(23,658)	3/17/31	0.300% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	91,617

	Total				$(276,218)				$366,732
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$171,500,028	$169,442,368	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(1,992,904)
	171,494,166	167,701,813	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	3,807,147
	Barclays Bank PLC
	1,819,367	1,824,333	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	8,370
	292,206	293,004	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,344
	110,349	110,650	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	508
	9,952,737	9,970,408	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	39,929
	1,397,496	1,397,496	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,149
	720,548	721,879	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(3,207)
	12,274,276	12,292,977	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(52,056)
	94,925	91,501	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,203
	33,772	33,491	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	154
	100,024	101,257	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,516
	5,012	5,074	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	126
	Citibank, N.A.
	570,608	576,464	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(5,943)
	4,360,524	4,137,740	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advance Auto Parts Inc. — Monthly	222,120
	2,096,834	2,814,523	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Axon Enterprise, Inc. — Monthly	(718,009)
	276,124	393,519	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(123,189)
	2,339,475	2,734,034	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	(394,346)
	498,103	703,594	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Beyond Meat Inc. — Monthly	(205,654)
	663,247	706,837	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	(43,306)
	658,667	821,178	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Century Link, Inc. — Monthly	(155,358)
	4,334,953	4,527,874	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	(182,950)
	828,116	816,701	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Columbia Sportswear Co — Monthly	11,314
	812,487	908,687	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	(96,323)
	133,433	181,881	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(48,200)
	1,904,789	1,807,059	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Elanco Animal Health, Inc. — Monthly	97,440
	1,003,937	887,441	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	116,343
	960,860	1,033,738	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Solar Inc. — Monthly	(73,024)
	2,279,008	2,254,128	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Horizon Therapeutics, PLC — Monthly	24,533
	3,775,618	4,294,677	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Illumina, Inc. — Monthly	(519,634)
	332,983	393,171	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Medallia Inc. — Monthly	(60,229)
	987,335	1,032,286	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Middleby Corp — Monthly	(45,102)
	1,380,608	1,459,487	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	(79,088)
	290,879	280,502	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	OSI systems Inc. — Monthly	10,332
	375,508	397,996	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Patterson Companies, Inc. — Monthly	(25,811)
	1,339,293	1,275,663	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Perrigo Co PLC — Monthly	63,468
	352,191	683,499	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Plug Power, Inc. — Monthly	(331,362)
	577,442	632,640	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(55,286)
	363,708	444,350	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Qualys, Inc. — Monthly	(80,698)
	3,113,136	3,024,831	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	87,832
	935,706	992,076	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	(56,285)
	1,331,066	1,297,207	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Skechers USA, Inc.-Cl A — Monthly	33,657
	134,358	156,518	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Solarwinds, Corp. — Monthly	(22,181)
	1,043,274	995,153	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Store Capital Corp. — Monthly	24,864
	842,304	793,812	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	SVMK, Inc. — Monthly	48,363
	625,998	627,110	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,511
	300,709	301,243	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,206
	2,949,261	3,183,642	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(234,830)
	438,739	453,579	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	TPI Composites, Inc. — Monthly	(14,906)
	1,094,046	1,212,793	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Vertiv Holdings Co — Monthly	(118,727)
	2,815,583	2,840,462	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WABTEC, Corp. — Monthly	(25,308)
	336,306	392,993	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WD-40 Co. — Monthly	(57,604)
	514,463	479,545	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WSFS Financial Corp. — Monthly	34,855
	171,415	229,272	—	7/5/22	1 month USD-LIBOR-BBA minus 3.25% — Monthly	Zynex, Inc. — Monthly	(58,020)
	Credit Suisse International
	52,926,858	53,892,191	—	11/2/21	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(973,370)
	433,142	433,911	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,738
	151,136	145,686	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,509)
	96,210	92,740	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,233)
	37,891	36,525	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(880)
	7,214	6,954	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(167)
	355,801	346,637	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,805)
	88,796	86,509	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(950)
	54,519	53,531	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(207)
	5,602	5,500	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(21)
	69,974	68,706	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	265
	Goldman Sachs International
	25,031,710	24,674,973	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(357,750)
	193,976,585	187,280,031	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(6,592,978)
	191,105,814	188,109,988	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	2,957,914
	33,716,679	33,898,129	—	12/15/25	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	179,202
	9,155,224	8,936,019	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(220,579)
	29,606,247	28,923,400	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(687,289)
	6,411,773	6,501,461	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	89,047
	17,227,316	17,809,953	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	580,914
	806,837	782,213	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Open Text Corp. — Monthly	28,713
	3,704,059	4,047,470	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Seagate Technology PLC — Monthly	(302,087)
	172,566	169,612	—	12/15/25	1 month USD-LIBOR-BBA minus 0.50% — Monthly	Sillajen Inc. — Monthly	2,933
	286,090	286,598	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,148
	42,830	42,895	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(182)
	114,189	114,363	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(484)
	238,888	239,252	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,013)
	635,900	636,869	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,697)
	871,094	872,421	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,694)
	214,696	208,994	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	2,828
	197,527	190,403	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,586
	232,311	226,328	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,485)
	9,853	9,674	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(37)
	281,411	279,075	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,286
	204,173	202,478	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	933
	109,061	108,156	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	498
	593	588	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3
	175,030	177,188	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,403
	139,584	141,305	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,511
	127,366	128,936	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,203
	98,260	99,472	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,471
	4,254	4,307	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	107
	JPMorgan Chase Bank N.A.
	58,801,341	57,809,604	—	1/27/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	(994,071)
	JPMorgan Securities LLC
	105,057	102,674	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(927)
	105,057	102,674	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	927
	181,278	176,609	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,939
	495,631	482,865	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,302
	UBS AG
	268,399,074	258,311,083	—	5/22/23	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	(9,995,572)
	52,926,228	53,891,549	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(969,536)
	268,499,802	258,880,761	—	5/22/23	1 month USD-LIBOR-BBA plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	9,633,573

	Upfront premium received		—	Unrealized appreciation			18,151,728

	Upfront premium (paid)		—	Unrealized (depreciation)			(26,996,063)

		Total	$—			Total	$(8,844,335)
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	87,300	$11,520,135	6.80%
Amazon.com, Inc.	Consumer cyclicals	2,560	8,209,268	4.84%
Alphabet, Inc. Class A	Technology	4,257	7,779,284	4.59%
Microsoft Corp.	Technology	23,736	5,505,805	3.25%
JPMorgan Chase & Co.	Financials	32,004	4,117,907	2.43%
NVIDIA Corp.	Technology	7,795	4,050,174	2.39%
Qualcomm, Inc.	Technology	21,838	3,412,850	2.01%
Procter & Gamble Co. (The)	Consumer staples	24,701	3,166,955	1.87%
Verizon Communications, Inc.	Communication services	55,149	3,019,413	1.78%
Adobe, Inc.	Technology	6,513	2,987,928	1.76%
Intuit, Inc.	Technology	7,602	2,746,115	1.62%
Ford Motor Co.	Consumer cyclicals	249,076	2,622,771	1.55%
Eli Lilly and Co.	Health care	12,436	2,586,416	1.53%
Citigroup, Inc.	Financials	39,643	2,298,876	1.36%
Cisco Systems, Inc.	Technology	51,347	2,289,028	1.35%
Lockheed Martin Corp.	Capital goods	6,896	2,219,313	1.31%
Johnson & Johnson	Health care	13,430	2,190,769	1.29%
Medtronic PLC	Health care	19,479	2,168,585	1.28%
eBay, Inc.	Technology	32,079	1,812,760	1.07%
Honeywell International, Inc.	Capital goods	9,174	1,792,381	1.06%
PepsiCo, Inc.	Consumer staples	12,885	1,759,702	1.04%
Abbott Laboratories	Health care	13,893	1,717,061	1.01%
Autodesk, Inc.	Technology	6,090	1,689,493	1.00%
Pinterest, Inc. Class A	Technology	24,095	1,650,752	0.97%
MetLife, Inc.	Financials	34,077	1,640,831	0.97%
Comcast Corp. Class A	Communication services	32,606	1,616,262	0.95%
McDonald's Corp.	Consumer staples	7,360	1,529,774	0.90%
Merck & Co., Inc.	Health care	19,055	1,468,536	0.87%
Veeva Systems, Inc. Class A	Technology	5,243	1,449,366	0.86%
Activision Blizzard, Inc.	Technology	15,124	1,376,271	0.81%
Southern Co. (The)	Utilities and power	22,402	1,319,926	0.78%
Morgan Stanley	Financials	19,479	1,306,060	0.77%
Edwards Lifesciences Corp.	Health care	15,647	1,292,155	0.76%
Cummins, Inc.	Capital goods	5,202	1,219,563	0.72%
Best Buy Co., Inc.	Consumer cyclicals	10,969	1,193,700	0.70%
Fastly, Inc. Class A	Technology	10,207	1,116,101	0.66%
Fortinet, Inc.	Technology	7,703	1,115,019	0.66%
Target Corp.	Consumer cyclicals	6,089	1,103,179	0.65%
Moderna, Inc.	Health care	6,314	1,093,341	0.65%
Coca-Cola Co. (The)	Consumer staples	22,649	1,090,531	0.64%
Simon Property Group, Inc.	Financials	11,585	1,076,577	0.64%
Altria Group, Inc.	Consumer staples	25,850	1,061,933	0.63%
Halliburton Co.	Energy	59,326	1,045,914	0.62%
Humana, Inc.	Health care	2,683	1,027,937	0.61%
PayPal Holdings, Inc.	Consumer cyclicals	4,160	974,683	0.58%
Cadence Design Systems, Inc.	Technology	7,441	970,198	0.57%
BigCommerce Holdings, Inc. Ser. 1	Technology	12,085	966,051	0.57%
Exelon Corp.	Utilities and power	22,503	935,222	0.55%
Rockwell Automation, Inc.	Technology	3,731	927,177	0.55%
Synchrony Financial	Financials	27,221	915,995	0.54%

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
PerkinElmer, Inc.	Health care	7,544	$1,109,564	4.50%
Mettler-Toledo International, Inc.	Health care	938	1,095,530	4.44%
Merck KGaA (Germany)	Health care	6,439	1,077,239	4.37%
Thermo Fisher Scientific, Inc.	Health care	2,097	1,069,045	4.33%
Waters Corp.	Health care	4,033	1,067,424	4.33%
Agilent Technologies, Inc.	Technology	8,383	1,007,358	4.08%
IQVIA Holdings, Inc.	Health care	5,339	949,321	3.85%
Illumina, Inc.	Health care	2,039	869,646	3.52%
Zoetis, Inc.	Health care	5,419	835,878	3.39%
Pfizer, Inc.	Health care	22,838	819,895	3.32%
Alexion Pharmaceuticals, Inc.	Health care	5,176	793,708	3.22%
Ipsen SA (France)	Health care	8,960	784,303	3.18%
Merck & Co., Inc.	Health care	9,704	747,922	3.03%
Johnson & Johnson	Health care	4,484	731,424	2.96%
Viatris, Inc.	Health care	42,967	730,017	2.96%
GlaxoSmithKline PLC (United Kingdom)	Health care	35,689	665,046	2.70%
AbbVie, Inc.	Health care	6,028	617,754	2.50%
Sanofi (France)	Health care	6,441	603,696	2.45%
Perrigo Co. PLC	Health care	13,223	564,621	2.29%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	34,612	561,033	2.27%
Bayer AG (Germany)	Health care	9,096	551,584	2.24%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	8,294	541,062	2.19%
Biogen, Inc.	Health care	1,835	518,676	2.10%
Sartorius Stedim Biotech (France)	Health care	1,217	510,081	2.07%
Bristol-Myers Squibb Co.	Health care	7,853	482,437	1.96%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	40,737	479,879	1.94%
AstraZeneca PLC (United Kingdom)	Health care	4,336	446,064	1.81%
CSL, Ltd. (Australia)	Health care	2,110	439,918	1.78%
Amgen, Inc.	Health care	1,668	402,799	1.63%
Gilead Sciences, Inc.	Health care	5,780	379,151	1.54%
Eli Lilly and Co.	Health care	1,622	337,332	1.37%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	5,618	335,914	1.36%
Galenica AG (Switzerland)	Health care	2,357	321,074	1.30%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	7,982	281,955	1.14%
Galapagos NV (Belgium)	Health care	2,569	268,542	1.09%
Eisai Co., Ltd. (Japan)	Health care	3,219	234,972	0.95%
Shionogi & Co., Ltd. (Japan)	Health care	3,829	207,715	0.84%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	5,828	192,006	0.78%
H Lundbeck A/S (Denmark)	Health care	4,953	177,358	0.72%
Astellas Pharma, Inc. (Japan)	Health care	9,343	151,036	0.61%
UCB SA (Belgium)	Health care	1,263	131,245	0.53%
Incyte Corp.	Health care	1,350	121,198	0.49%
Grifols SA (Spain)	Health care	3,675	108,490	0.44%
Eurofins Scientific (Luxembourg)	Health care	1,005	96,637	0.39%
Regeneron Pharmaceuticals, Inc.	Health care	129	64,826	0.26%
Novartis AG (Switzerland)	Health care	712	64,415	0.26%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	1,940	62,354	0.25%
Recordati SpA (Italy)	Health care	559	28,997	0.12%
Orion Oyj Class B (Finland)	Health care	579	26,597	0.11%
Vertex Pharmaceuticals, Inc.	Health care	99	22,630	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Discovery, Inc. Class C	Consumer cyclicals	44,947	$1,574,500	0.84%
Fortescue Metals Group, Ltd. (Australia)	Basic materials	80,188	1,335,376	0.71%
Invesco, Ltd.	Financials	61,236	1,260,858	0.67%
Woodside Petroleum, Ltd. (Australia)	Energy	64,185	1,200,340	0.64%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	41,689	1,193,213	0.64%
GVC Holdings PLC (Isle of Man)	Consumer cyclicals	69,948	1,189,364	0.64%
Ford Motor Co.	Consumer cyclicals	112,185	1,181,313	0.63%
Fujitsu, Ltd. (Japan)	Technology	7,705	1,178,453	0.63%
Mitsubishi Chemical Holdings Corp. (Japan)	Basic materials	171,693	1,171,009	0.63%
Stellantis NV	Consumer cyclicals	76,267	1,158,223	0.62%
Ally Financial, Inc.	Financials	30,503	1,154,244	0.62%
Santos, Ltd. (Australia)	Energy	228,249	1,135,600	0.61%
Citigroup, Inc.	Financials	19,323	1,120,527	0.60%
Fox Corp. Class A	Consumer cyclicals	35,727	1,113,976	0.59%
Hologic, Inc.	Health care	13,894	1,107,804	0.59%
Cadence Design Systems, Inc.	Technology	8,485	1,106,295	0.59%
Arrow Electronics, Inc.	Technology	11,167	1,090,273	0.58%
Toronto-Dominion Bank (Canada)	Financials	19,215	1,088,832	0.58%
Lennar Corp. Class A	Consumer cyclicals	13,091	1,088,517	0.58%
Logitech International SA (Switzerland)	Technology	10,422	1,086,482	0.58%
ITOCHU Corp. (Japan)	Consumer staples	37,665	1,077,870	0.58%
Allstate Corp. (The)	Financials	9,978	1,069,442	0.57%
Repsol SA (Spain)	Energy	106,026	1,045,043	0.56%
Nomura Holdings, Inc. (Japan)	Financials	197,971	1,042,730	0.56%
Biogen, Inc.	Health care	3,664	1,035,457	0.55%
Annaly Capital Management, Inc.®	Financials	127,472	1,035,076	0.55%
Lincoln National Corp.	Financials	22,728	1,033,882	0.55%
Canadian Tire Corp., Ltd. (Canada)	Consumer cyclicals	7,971	1,033,515	0.55%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	41,110	1,027,493	0.55%
MetLife, Inc.	Financials	21,279	1,024,576	0.55%
NextEra Energy, Inc.	Utilities and power	12,633	1,021,666	0.55%
Royal Bank of Canada (Canada)	Financials	12,620	1,021,429	0.55%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	35,564	1,018,127	0.54%
AGNC Investment Corp.®	Financials	65,032	1,014,497	0.54%
Canadian Imperial Bank of Commerce (Canada)	Financials	11,891	1,013,427	0.54%
Principal Financial Group, Inc.	Financials	20,528	1,011,422	0.54%
NN Group NV (Netherlands)	Financials	24,196	1,007,167	0.54%
Swisscom AG (Switzerland)	Communication services	1,847	1,006,618	0.54%
PulteGroup, Inc.	Consumer cyclicals	23,134	1,006,337	0.54%
Amgen, Inc.	Health care	4,127	996,374	0.53%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	72,678	993,632	0.53%
State Street Corp.	Financials	14,076	985,309	0.53%
Roche Holding AG (Switzerland)	Health care	2,850	982,732	0.52%
Rio Tinto PLC (United Kingdom)	Basic materials	12,812	981,130	0.52%
Air Liquide SA (France)	Basic materials	5,953	975,307	0.52%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	32,450	970,281	0.52%
Aurizon Holdings, Ltd. (Australia)	Transportation	340,361	962,449	0.51%
Givaudan SA (Switzerland)	Basic materials	237	955,898	0.51%
Church & Dwight Co., Inc.	Consumer staples	11,320	955,781	0.51%
Mizuho Financial Group, Inc. (Japan)	Financials	72,405	952,882	0.51%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sharp Corp./Japan (Japan)	Consumer cyclicals	78,664	$1,632,692	0.87%
Slack Technologies, Inc. Class A	Technology	38,256	1,613,239	0.86%
ThyssenKrupp AG (Germany)	Basic materials	115,985	1,352,077	0.72%
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	Financials	20,160	1,293,359	0.69%
Albemarle Corp.	Basic materials	7,844	1,275,834	0.68%
Twilio, Inc. Class A	Technology	3,464	1,244,902	0.66%
ASML Holding NV (Netherlands)	Technology	2,253	1,201,509	0.64%
Square, Inc. Class A	Consumer cyclicals	5,531	1,194,566	0.64%
Panasonic Corp. (Japan)	Consumer cyclicals	92,450	1,192,855	0.63%
Renault SA (France)	Consumer cyclicals	27,645	1,182,258	0.63%
Hess Corp.	Energy	21,524	1,161,872	0.62%
Walt Disney Co. (The)	Consumer cyclicals	6,778	1,139,879	0.61%
Suncor Energy, Inc. (Canada)	Energy	67,004	1,120,798	0.60%
Cameco Corp. (Canada)	Basic materials	88,690	1,103,461	0.59%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	216,833	1,101,500	0.59%
Exact Sciences Corp.	Health care	7,956	1,091,228	0.58%
Argenx SE (Netherlands)	Health care	3,720	1,088,742	0.58%
Marathon Petroleum Corp.	Energy	24,960	1,077,290	0.57%
Bunge, Ltd.	Consumer staples	16,341	1,069,364	0.57%
Abbott Laboratories	Health care	8,627	1,066,227	0.57%
ABB, Ltd. (Switzerland)	Capital goods	35,812	1,058,996	0.56%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	57,956	1,048,749	0.56%
First Republic Bank	Financials	7,219	1,046,650	0.56%
AIA Group, Ltd. (Hong Kong)	Financials	86,221	1,042,559	0.55%
Walgreens Boots Alliance, Inc.	Consumer staples	20,571	1,033,681	0.55%
WPP PLC (United Kingdom)	Consumer cyclicals	98,089	1,029,214	0.55%
Caterpillar, Inc.	Capital goods	5,617	1,027,041	0.55%
MarketAxess Holdings, Inc.	Consumer cyclicals	1,898	1,026,151	0.55%
Fast Retailing Co., Ltd. (Japan)	Consumer cyclicals	1,183	1,014,446	0.54%
Analog Devices, Inc.	Technology	6,808	1,003,068	0.53%
Zurich Insurance Group AG (Switzerland)	Financials	2,497	998,336	0.53%
Prologis, Inc.®	Financials	9,626	993,352	0.53%
Tradeweb Markets, Inc. Class A	Financials	16,300	990,874	0.53%
Camden Property Trust®	Financials	9,678	988,579	0.53%
Vornado Realty Trust®	Financials	24,663	980,599	0.52%
Archer-Daniels-Midland Co.	Basic materials	19,476	974,013	0.52%
Sensata Technologies Holding PLC	Technology	17,863	973,508	0.52%
Arthur J. Gallagher & Co.	Financials	8,383	967,439	0.51%
Intact Financial Corp. (Canada)	Financials	8,731	962,748	0.51%
Aon PLC	Financials	4,740	962,636	0.51%
American Express Co.	Financials	8,280	962,592	0.51%
Live Nation Entertainment, Inc.	Consumer cyclicals	14,469	961,459	0.51%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	34,031	956,835	0.51%
Emera, Inc. (Canada)	Utilities and power	22,877	956,582	0.51%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	30,517	954,446	0.51%
Deere & Co.	Capital goods	3,304	954,280	0.51%
T-Mobile US, Inc.	Communication services	7,558	952,957	0.51%
UDR, Inc.	Financials	24,632	947,093	0.50%
Cellnex Telecom, SA 144A (Spain)	Communication services	16,011	938,693	0.50%
Jacobs Engineering Group, Inc.	Capital goods	9,249	933,808	0.50%

A BASKET (JPCMPTFL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Catalent, Inc.	Health care	7,663	$881,593	1.52%
Peloton Interactive, Inc. Class A	Consumer cyclicals	5,796	846,919	1.47%
Western Digital Corp.	Technology	14,940	843,066	1.46%
Jazz Pharmaceuticals PLC	Health care	5,386	837,594	1.45%
Polaris, Inc.	Consumer cyclicals	7,142	833,274	1.44%
United Therapeutics Corp.	Health care	5,054	827,867	1.43%
Burlington Stores, Inc.	Consumer cyclicals	3,281	816,673	1.41%
Allison Transmission Holdings, Inc.	Capital goods	19,756	804,069	1.39%
Charles River Laboratories International, Inc.	Health care	3,098	802,489	1.39%
AT&T, Inc.	Communication services	27,538	788,414	1.36%
Generac Holdings, Inc.	Capital goods	3,196	787,436	1.36%
United Rentals, Inc.	Consumer cyclicals	3,229	784,790	1.36%
Flowserve Corp.	Capital goods	21,370	759,925	1.31%
Reata Pharmaceuticals, Inc. Class A	Health care	7,196	745,416	1.29%
Thor Industries, Inc.	Consumer cyclicals	6,073	734,878	1.27%
Merck & Co., Inc.	Health care	8,879	684,295	1.18%
AZEK Co., Inc. (The)	Basic materials	17,137	683,607	1.18%
Bristol-Myers Squibb Co.	Health care	10,975	674,198	1.17%
Dick's Sporting Goods, Inc.	Consumer cyclicals	9,608	643,800	1.11%
Waters Corp.	Health care	2,394	633,614	1.10%
BorgWarner, Inc.	Capital goods	14,385	604,025	1.04%
TransDigm Group, Inc.	Capital goods	1,078	596,322	1.03%
Pure Storage, Inc. Class A	Technology	25,327	585,807	1.01%
Bio-Rad Laboratories, Inc. Class A	Health care	1,016	582,721	1.01%
Timken Co. (The)	Basic materials	7,679	580,959	1.00%
Kohl's Corp.	Consumer cyclicals	13,157	579,687	1.00%
GrubHub, Inc.	Consumer staples	7,284	548,245	0.95%
Pfizer, Inc.	Health care	15,011	538,879	0.93%
RingCentral, Inc. Class A	Technology	1,377	513,469	0.89%
Air Lease Corp.	Financials	12,937	512,678	0.89%
Eli Lilly and Co.	Health care	2,351	488,895	0.85%
Vroom, Inc.	Consumer cyclicals	13,118	483,146	0.84%
Virgin Galactic Holdings, Inc.	Consumer cyclicals	10,889	482,281	0.83%
Quidel Corp.	Health care	1,873	470,071	0.81%
AECOM	Capital goods	9,352	468,535	0.81%
Coupa Software, Inc.	Technology	1,496	463,564	0.80%
PRA Health Sciences, Inc.	Health care	3,693	455,120	0.79%
Johnson & Johnson	Health care	2,783	453,950	0.79%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	585	448,268	0.78%
Spirit AeroSystems Holdings, Inc. Class A	Capital goods	13,186	446,597	0.77%
Bio-Techne Corp.	Health care	1,347	437,808	0.76%
Tapestry, Inc.	Consumer cyclicals	13,693	432,982	0.75%
General Motors Co.	Consumer cyclicals	8,524	431,985	0.75%
Lamb Weston Holdings, Inc.	Consumer staples	5,696	425,516	0.74%
HubSpot, Inc.	Technology	1,126	419,252	0.73%
Roku, Inc.	Technology	1,054	410,186	0.71%
MSC Industrial Direct Co., Inc. Class A	Consumer cyclicals	5,014	388,946	0.67%
Zynga, Inc. Class A	Technology	38,889	385,387	0.67%
Hanesbrands, Inc.	Consumer cyclicals	24,753	378,467	0.65%
Hexcel Corp.	Capital goods	8,592	375,148	0.65%

A BASKET (UBSPUSER) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	87,634	$20,327,676	7.87%
Apple, Inc.	Technology	113,717	15,006,093	5.81%
Amazon.com, Inc.	Consumer cyclicals	3,650	11,701,239	4.53%
Alphabet, Inc. Class C	Technology	3,815	7,002,849	2.71%
Eli Lilly and Co.	Health care	23,942	4,979,121	1.93%
PayPal Holdings, Inc.	Consumer cyclicals	21,058	4,933,984	1.91%
Walmart, Inc.	Consumer cyclicals	33,321	4,681,211	1.81%
Charter Communications, Inc. Class A	Communication services	7,458	4,531,118	1.75%
Qualcomm, Inc.	Technology	28,225	4,410,966	1.71%
Danaher Corp.	Conglomerates	18,166	4,320,576	1.67%
JPMorgan Chase & Co.	Financials	33,237	4,276,635	1.66%
Visa, Inc. Class A	Financials	20,150	3,894,064	1.51%
Union Pacific Corp.	Transportation	19,614	3,873,164	1.50%
Facebook, Inc. Class A	Technology	14,826	3,829,877	1.48%
Home Depot, Inc. (The)	Consumer cyclicals	13,215	3,578,852	1.39%
Citigroup, Inc.	Financials	60,497	3,508,200	1.36%
Johnson & Johnson	Health care	21,022	3,429,367	1.33%
NIKE, Inc. Class B	Consumer cyclicals	25,279	3,377,015	1.31%
Fidelity National Information Services, Inc.	Technology	27,337	3,375,009	1.31%
UnitedHealth Group, Inc.	Health care	10,076	3,361,205	1.30%
Bank of America Corp.	Financials	113,274	3,358,580	1.30%
Mastercard, Inc. Class A	Consumer cyclicals	10,581	3,346,540	1.30%
Adobe, Inc.	Technology	7,283	3,341,281	1.29%
American Tower Corp.	Communication services	14,168	3,221,275	1.25%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	110,671	2,978,164	1.15%
General Motors Co.	Consumer cyclicals	56,605	2,868,741	1.11%
NVIDIA Corp.	Technology	5,313	2,760,763	1.07%
Procter & Gamble Co. (The)	Consumer staples	19,933	2,555,658	0.99%
Tesla, Inc.	Consumer cyclicals	3,156	2,504,168	0.97%
Northrop Grumman Corp.	Capital goods	8,594	2,463,023	0.95%
Cigna Corp.	Health care	11,239	2,439,497	0.94%
AbbVie, Inc.	Health care	22,171	2,272,124	0.88%
Merck & Co., Inc.	Health care	28,722	2,213,568	0.86%
Texas Instruments, Inc.	Technology	13,357	2,213,120	0.86%
IDEXX Laboratories, Inc.	Health care	4,581	2,192,750	0.85%
PepsiCo, Inc.	Consumer staples	15,895	2,170,812	0.84%
Goldman Sachs Group, Inc. (The)	Financials	7,977	2,163,141	0.84%
Cisco Systems, Inc.	Technology	48,449	2,159,847	0.84%
NRG Energy, Inc.	Utilities and power	50,533	2,092,577	0.81%
Johnson Controls International PLC	Capital goods	41,674	2,076,196	0.80%
Comcast Corp. Class A	Communication services	41,285	2,046,515	0.79%
Amgen, Inc.	Health care	8,255	1,992,903	0.77%
Exelon Corp.	Utilities and power	46,303	1,924,351	0.74%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	8,092	1,914,890	0.74%
Target Corp.	Consumer cyclicals	10,538	1,909,118	0.74%
United Rentals, Inc.	Consumer cyclicals	7,827	1,902,100	0.74%
Eaton Corp. PLC	Capital goods	15,736	1,852,171	0.72%
American Electric Power Co., Inc.	Utilities and power	22,306	1,804,764	0.70%
Valero Energy Corp.	Energy	31,288	1,765,579	0.68%
Southwest Airlines Co.	Transportation	39,764	1,747,247	0.68%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$4,580	$67,000	$17,393	5/11/63	300 bp — Monthly	$(12,774)
	CMBX NA BBB-.6 Index	BB/P	6,498	114,000	29,594	5/11/63	300 bp — Monthly	(23,030)
	CMBX NA BBB-.6 Index	BB/P	15,001	243,000	63,083	5/11/63	300 bp — Monthly	(47,940)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB/P	26,163	236,000	61,266	5/11/63	300 bp — Monthly	(34,965)
	CMBX NA BBB-.7 Index	BB+/P	8,583	1,527,000	311,508	1/17/47	300 bp — Monthly	(302,034)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B/P	237,268	1,654,000	695,838	5/11/63	500 bp — Monthly	(456,962)
	CMBX NA BB.7 Index	B+/P	32,151	630,000	236,187	1/17/47	500 bp — Monthly	(203,423)
	CMBX NA BBB-.6 Index	BB/P	886,347	13,919,000	3,613,372	5/11/63	300 bp — Monthly	(2,718,906)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BB/P	3,581,285	38,114,000	9,894,394	5/11/63	300 bp — Monthly	(6,290,876)
	CMBX NA BBB-.7 Index	BB+/P	41,182	521,000	106,284	1/17/47	300 bp — Monthly	(64,798)
	CMBX NA BBB-.7 Index	BB+/P	477,712	6,463,000	1,318,452	1/17/47	300 bp — Monthly	(836,970)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB/P	12,819	162,000	42,055	5/11/63	300 bp — Monthly	(29,142)
	CMBX NA BBB-.6 Index	BB/P	14,345	170,000	44,132	5/11/63	300 bp — Monthly	(29,687)
	CMBX NA BBB-.6 Index	BB/P	15,423	178,000	46,209	5/11/63	300 bp — Monthly	(30,683)
	CMBX NA BBB-.6 Index	BB/P	21,266	252,000	65,419	5/11/63	300 bp — Monthly	(44,007)
	CMBX NA BBB-.6 Index	BB/P	32,134	292,000	75,803	5/11/63	300 bp — Monthly	(43,499)
	CMBX NA BBB-.6 Index	BB/P	22,005	323,000	83,851	5/11/63	300 bp — Monthly	(61,658)
	CMBX NA BBB-.6 Index	BB/P	43,866	508,000	131,877	5/11/63	300 bp — Monthly	(87,714)
	CMBX NA BBB-.6 Index	BB/P	72,333	521,000	135,252	5/11/63	300 bp — Monthly	(62,614)
	CMBX NA BBB-.6 Index	BB/P	54,650	727,000	188,729	5/11/63	300 bp — Monthly	(133,656)
	CMBX NA BBB-.6 Index	BB/P	43,204	871,000	226,112	5/11/63	300 bp — Monthly	(182,400)
	CMBX NA BBB-.6 Index	BB/P	113,818	1,020,000	264,792	5/11/63	300 bp — Monthly	(150,379)
	CMBX NA BBB-.6 Index	BB/P	113,818	1,020,000	264,792	5/11/63	300 bp — Monthly	(150,379)
	CMBX NA BBB-.6 Index	BB/P	90,667	1,094,000	284,002	5/11/63	300 bp — Monthly	(192,698)
	CMBX NA BBB-.6 Index	BB/P	123,458	1,108,000	287,637	5/11/63	300 bp — Monthly	(163,532)
	CMBX NA BBB-.6 Index	BB/P	67,079	1,286,000	333,846	5/11/63	300 bp — Monthly	(266,017)
	CMBX NA BBB-.6 Index	BB/P	217,829	2,012,000	522,315	5/11/63	300 bp — Monthly	(303,312)
	CMBX NA BBB-.6 Index	BB/P	440,741	3,998,000	1,037,881	5/11/63	300 bp — Monthly	(594,808)
	CMBX NA BBB-.7 Index	BB+/P	171,603	2,462,000	502,248	1/17/47	300 bp — Monthly	(329,209)
	CMBX NA BBB-.7 Index	BB+/P	587,623	7,950,000	1,621,800	1/17/47	300 bp — Monthly	(1,029,539)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BB/P	16,227,132	50,757,000	13,176,517	5/11/63	300 bp — Monthly	3,080,223
	Merrill Lynch International
	CMBX NA BB.7 Index	B+/P	23,979	210,000	78,729	1/17/47	500 bp — Monthly	(54,546)
	CMBX NA BBB-.6 Index	BB/P	4,041,450	14,999,000	3,893,740	5/11/63	300 bp — Monthly	156,459
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BB/P	320,980	4,845,000	1,257,762	5/11/63	300 bp — Monthly	(933,956)

Upfront premium received			28,188,992		Unrealized appreciation			3,236,682

Upfront premium (paid)			—		Unrealized (depreciation)			(15,866,113)

	Total		$28,188,992				Total	$(12,629,431)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$3,715	$433,000	$32,475	5/11/63	(200 bp) — Monthly	$36,022
	CMBX NA BB.10 Index	(25,000)	228,000	72,755	11/17/59	(500 bp) — Monthly	47,533
	CMBX NA BB.10 Index	(21,916)	210,000	67,011	11/17/59	(500 bp) — Monthly	44,891
	CMBX NA BB.11 Index	(81,623)	630,000	115,038	11/18/54	(500 bp) — Monthly	32,803
	CMBX NA BB.11 Index	(18,193)	193,000	35,242	11/18/54	(500 bp) — Monthly	16,862
	CMBX NA BB.9 Index	(255,056)	2,471,000	729,686	9/17/58	(500 bp) — Monthly	472,228
	Credit Suisse International
	CMBX NA BB.10 Index	(51,729)	435,000	138,809	11/17/59	(500 bp) — Monthly	86,657
	CMBX NA BB.10 Index	(55,104)	413,000	131,788	11/17/59	(500 bp) — Monthly	76,283
	CMBX NA BB.7 Index	(29,194)	1,654,000	695,838	5/11/63	(500 bp) — Monthly	665,036
	CMBX NA BB.9 Index	(112,076)	1,118,000	330,145	9/17/58	(500 bp) — Monthly	216,982
	Goldman Sachs International
	CMBX NA BB.7 Index	(30,568)	202,000	75,730	1/17/47	(500 bp) — Monthly	44,965
	CMBX NA BB.7 Index	(296,107)	1,622,000	608,088	1/17/47	(500 bp) — Monthly	310,404
	CMBX NA BB.7 Index	(43,113)	255,000	95,600	1/17/47	(500 bp) — Monthly	52,239
	CMBX NA BB.7 Index	(19,899)	98,000	36,740	1/17/47	(500 bp) — Monthly	16,746
	CMBX NA BB.9 Index	(22,144)	184,000	54,335	9/17/58	(500 bp) — Monthly	32,012
	CMBX NA BB.9 Index	(21,896)	184,000	54,335	9/17/58	(500 bp) — Monthly	32,260
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(1,514,014)	3,092,000	1,159,191	1/17/47	(500 bp) — Monthly	(357,829)
	CMBX NA BBB-.7 Index	(2,665,497)	11,354,000	2,316,216	1/17/47	(300 bp) — Monthly	(355,904)
	Merrill Lynch International
	CMBX NA A.6 Index	8,647	520,000	39,000	5/11/63	(200 bp) — Monthly	47,444
	CMBX NA BB.10 Index	(23,898)	420,000	134,022	11/17/59	(500 bp) — Monthly	109,716
	CMBX NA BB.11 Index	(273,312)	553,000	100,978	11/18/54	(500 bp) — Monthly	(172,872)
	CMBX NA BB.9 Index	(29,958)	769,000	227,086	9/17/58	(500 bp) — Monthly	196,380
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(315,451)	3,096,000	631,584	1/17/47	(300 bp) — Monthly	314,327
	CMBX NA BB.10 Index	(22,024)	210,000	67,011	11/17/59	(500 bp) — Monthly	44,783
	CMBX NA BB.9 Index	(44,620)	368,000	108,670	9/17/58	(500 bp) — Monthly	63,693
	CMBX NA BB.9 Index	(22,310)	184,000	54,335	9/17/58	(500 bp) — Monthly	31,846

	Upfront premium received	12,362			Unrealized appreciation		2,992,112

	Upfront premium (paid)	(5,994,702)			Unrealized (depreciation)		(886,605)

	Total	$(5,982,340)				Total	$2,105,507
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 35 Index	B+/P	$(1,535,193)	$37,420,000	$2,984,806	12/20/25	500 bp — Quarterly	$1,667,897

	Total		$(1,535,193)					$1,667,897
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	EM Series 34 Index	$(4,724,198)	$64,692,000	$2,200,304	12/20/25	(100 bp) — Quarterly	$(2,599,368)
	NA HY Series 35 Index	2,897,291	69,858,000	5,572,223	12/20/25	(500 bp) — Quarterly	(3,082,438)

	Total	$(1,826,907)					$(5,681,806)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $726,780,234.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$54,965,683	$208,056,433	$211,537,231	$16,896	$51,484,885
	Putnam Short Term Investment Fund**	194,264,638	21,717,960	37,460,123	81,653	178,522,475

	Total Short-term investments	$249,230,321	$229,774,393	$248,997,354	$98,549	$230,007,360
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $51,484,885, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $49,472,779.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $16,032,096.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $48,730,031.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,181,712.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $347,870,304 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio.Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $29,882,266 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $43,172,311 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $48,730,031 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,404,277	$5,353,782	$—
Capital goods	—	2,758,186	—
Communication services	1,475,763	1,025,256	—
Consumer cyclicals	919,075	5,305,868	—
Consumer staples	6,089,084	4,323,862	—
Energy	439,707	1,656,531	—
Financials	2,473,455	11,955,460	—
Health care	660,005	1,898,365	—
Technology	7,841,512	36,721,115	—
Transportation	—	49,258	—
Utilities and power	632,726	28,588	12

Total common stocks	24,935,604	71,076,271	12
Asset-backed securities	—	8,579,705	—
Commodity linked notes	—	78,474,494	—
Corporate bonds and notes	—	2,068,193	—
Foreign government and agency bonds and notes	—	9,167,626	—
Investment companies	75,479,604	—	—
Mortgage-backed securities	—	70,423,473	—
Purchased swap options outstanding	—	68,561	—
U.S. government and agency mortgage obligations	—	272,327,497	—
U.S. treasury obligations	—	1,486,631	—
Warrants	—	13,725,131	120,482
Short-term investments	1,545,000	451,567,272	—

Totals by level	$101,960,208	$978,964,854	$120,494
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$199,518	$—
Futures contracts	(7,702,970)	—	—
Written swap options outstanding	—	(106,965)	—
Forward premium swap option contracts	—	(95,668)	—
TBA sale commitments	—	(114,356,097)	—
Interest rate swap contracts	—	642,950	—
Total return swap contracts	—	(8,844,335)	—
Credit default contracts	—	(33,382,385)	—

Totals by level	$(7,702,970)	$(155,942,982)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$29,500,000
Written swap option contracts (contract amount)	$25,800,000
Futures contracts (number of contracts)	7,000
Forward currency contracts (contract amount)	$670,300,000
Centrally cleared interest rate swap contracts (notional)	$248,000,000
OTC total return swap contracts (notional)	$2,078,700,000
OTC credit default contracts (notional)	$191,400,000
Centrally cleared credit default contracts (notional)	$179,000,000
Warrants (number of warrants)	4,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com